Loans and Allowance for Loan Losses (Details 8) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	$ 861,213	$ 839,547
Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	65,073	73,515
Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	27,312	32,418
Non-accrual
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	18,243	23,680
Total Watch, Substandard, and Non-Accrual Loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	110,628	129,613
Commercial, Financial, and Agricultural
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	154,834	141,845
Commercial, Financial, and Agricultural | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	13,651	15,016
Commercial, Financial, and Agricultural | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	3,188	7,553
Commercial, Financial, and Agricultural | Non-accrual
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	5,279	1,684
Commercial, Financial, and Agricultural | Total Watch, Substandard, and Non-Accrual Loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	22,118	24,253
Real Estate Construction - Residential
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	18,103	21,008
Real Estate Construction - Residential | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	1,103	2,007
Real Estate Construction - Residential | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	90	92
Real Estate Construction - Residential | Non-accrual
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	1,751	2,204
Real Estate Construction - Residential | Total Watch, Substandard, and Non-Accrual Loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	2,944	4,303
Real Estate Construction - Commercial
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	48,822	55,076
Real Estate Construction - Commercial | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	4,757	6,111
Real Estate Construction - Commercial | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	1,211	1,403
Real Estate Construction - Commercial | Non-accrual
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	2,096	6,251
Real Estate Construction - Commercial | Total Watch, Substandard, and Non-Accrual Loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	8,064	13,765
Real Estate Mortgage - Residential
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	247,117	225,630
Real Estate Mortgage - Residential | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	27,172	26,331
Real Estate Mortgage - Residential | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	6,583	8,579
Real Estate Mortgage - Residential | Non-accrual
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	4,419	4,165
Real Estate Mortgage - Residential | Total Watch, Substandard, and Non-Accrual Loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	38,174	39,075
Real Estate Mortgage - Commercial
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	372,321	375,686
Real Estate Mortgage - Commercial | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	18,191	23,662
Real Estate Mortgage - Commercial | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	16,101	14,510
Real Estate Mortgage - Commercial | Non-accrual
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	4,465	9,074
Real Estate Mortgage - Commercial | Total Watch, Substandard, and Non-Accrual Loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	38,757	47,246
Installment and other Consumer | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	199	388
Installment and other Consumer | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	139	281
Installment and other Consumer | Non-accrual
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	233	302
Installment and other Consumer | Total Watch, Substandard, and Non-Accrual Loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	$ 571	$ 971